NOTES PAYABLE - CONVERTIBLE PROMISSORY NOTES (Details) (USD $)	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2010	Oct. 31, 2009
Short-term Convertible Promissory Notes - Principal Value - Issued	$ 18,225,036			$ 16,039,350
Principal payments on Bridge Notes	(2,124,851)			(2,071,910)
Short-term Convertible Promissory Note Conversions	(9,890,228)			(5,704,169)
May, October and December 2011 Debt for Equity Exchanges	(4,114,176)
Bridge Note Exchanges	4,712			(26,357)
Original Issue Discount, net of accreted interest	(26,525)			(1,300,347)
Fair Value of Attached Warrants at issuance	(5,805,580)			(5,234,373)
Fair Value of Embedded Derivatives at issuance	2,136			946,046				81,028
Accreted interest on embedded derivative and warrant liabilities	11,097,689			8,170,990
Adjustments to fair value ? May 2012 Notes	(248,142)
Convertible Notes- as of July 31, 2012	1,083,435			4,145,252
Embedded Derivative Liability	2,136	137,749	741,496	946,046	1,086,599	1,058,580	229,625	81,028	102,433	1,077,659	449,055	1,086,514
Notes Payable - convertible promissory notes and fair value of embedded derivative	$ 1,085,571			$ 5,091,298				$ 751,456